Revenue (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Revenue
Revenue	$ 170.5	$ 161.3	$ 350.3	$ 334.4
Revenue-based royalties
Revenue
Revenue	56.4	50.5	112.8	98.9
Streams
Revenue
Revenue	88.1	90.7	192.8	194.4
Profit-based royalties
Revenue
Revenue	17.3	11.9	26.9	23.7
Other
Revenue
Revenue	8.7	8.2	17.8	17.4
Gold
Revenue
Revenue	105.9	108.6	219.9	226.9
Provisional price adjustment	0.3	0.2	0.0	0.5
Silver
Revenue
Revenue	16.6	18.1	36.6	41.6
Platinum-group metals
Revenue
Revenue	14.7	9.6	33.8	18.9
Provisional price adjustment	0.8	0.1	3.4	0.6
Other mining commodities
Revenue
Revenue	5.7	2.3	11.6	5.3
Energy
Revenue
Revenue	27.6	22.7	48.4	41.7
Latin American
Revenue
Revenue	60.9	63.9	135.9	141.0
United States
Revenue
Revenue	36.0	35.6	68.9	66.2
Canada
Revenue
Revenue	39.7	30.9	78.5	62.7
Rest of World
Revenue
Revenue	$ 33.9	$ 30.9	$ 67.0	$ 64.5